VANECK CMCI COMMODITY STRATEGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
Short-Term Investments: 99.0%
United States Treasury Obligations : 94.2%
United States Treasury Bills
4.32%, 03/20/25 $ 100 $ 97,981
4.57%, 03/13/25 (a) 25 24,516
4.66%, 03/06/25 (a) 325 318,916
4.69%, 02/27/25 (a) 275 270,077
4.74%, 02/20/25 (a) 350 344,024
4.78%, 02/13/25 250 245,918
4.98%, 01/30/25 250 246,351
4.99%, 01/23/25 (a) 325 320,462
Par
(000’s) Value
United States Treasury Obligations
(continued)
5.06%, 01/16/25 $ 225 $ 222,026
5.21%, 12/05/24 (a) 50 49,593
5.22%, 11/21/24 (a) 250 248,365
2,388,229
Number
of Shares Value
Money Market Fund: 4.8%
Invesco Treasury Portfolio -
Institutional Class 122,906 122,906
Total Short-Term Investments: 99.0%
(Cost: $2,507,933) 2,511,135
Other assets less liabilities: 1.0% 24,311
NET ASSETS: 100.0% $ 2,535,446
Total Return Swap Contracts
Long Exposure
Counterparty
Reference
Obligation
Notional
Amount
Rate paid by
the Fund (b)
Payment
Frequency
Termination
Date
Unrealized
Appreciation/
(Depreciation)
% of Net
Assets
UBS
UBS Constant
Maturity
Commodity
Index Total
Return $2,542,000 5.24% Monthly 10/23/24 $(2,332) 0.1%
Definitions:
USD United States Dollar
(a) All or a portion of these securities are segregated for forwards collateral. Total value of securities segregated is $467,813.
(b) The rate shown reflects the rate in effect at the end of the reporting period: Secured Overnight Financing Rate + 0.40%.